Michele H. Abate

Vice President and

Associate General Counsel

Brighthouse Life Insurance Company

11225 North Community House Road

Charlotte, NC 28277

March 6, 2025

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Brighthouse Separate Account A
File No. 811-03365

Commissioners:

The Annual Reports for the underlying funds are incorporated herein by reference as the reports sent to contract owners of Brighthouse Separate Account A of Brighthouse Life Insurance Company pursuant to Rule 30b2-1 under the Investment Company Act of 1940 and are listed as follows:

The Annual Reports for certain funds of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) are incorporated by reference as filed on Form N-CSR, CIK No. 0000896435, File No. 811-07452.

The Annual Reports for certain funds of American Funds Insurance Series® are incorporated by reference as filed on Form N-CSR, CIK No. 0000729528, File No. 811-03857.

The Annual Report for the BlackRock Global Allocation V.I. Fund of BlackRock Variable Series Funds, Inc. is incorporated by reference as filed on Form N-CSR, CIK No. 0000355916, File No. 811-03290.

The Annual Reports for certain portfolios of Brighthouse Funds Trust I are incorporated by reference as filed on Form N-CSR, CIK No. 0001126087, File No. 811-10183.

The Annual Reports for certain portfolios of Brighthouse Funds Trust II are incorporated by reference as filed on Form N-CSR, CIK No. 0000710826, File No. 811-03618.

The Annual Report for the DWS CROCI® International VIP of Deutsche DWS Variable Series I is incorporated by reference as filed on Form N-CSR, CIK No. 0000764797, File No. 811-04257.

The Annual Report for the Federated Hermes Kaufman Fund II of Federated Hermes Insurance Series is incorporated by reference as filed on Form N-CSR, CIK No. 0000912577, File No. 811-08042.

The Annual Reports for certain funds of Franklin Templeton Variable Insurance Products Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000837274, File No. 811-05583.

The Annual Report for the Macquarie VIP Asset Strategy Series of Ivy Variable Insurance Portfolios is incorporated by reference as filed on Form N-CSR, CIK No. 0000810016, File No. 811-05017.

The Annual Report for the Janus Henderson Global Sustainable Equity Portfolio of Janus Aspen Series is incorporated by reference as filed on Form N-CSR, CIK No. 0000906185, File No. 811-07736.

The Annual Reports for certain portfolios of Legg Mason Partners Variable Equity Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0001176343, File No. 811-21128.

The Annual Report for the Western Asset Variable Global High Yield Bond Portfolio of Legg Mason Partners Variable Income Trust is incorporated by reference as filed on Form N-CSR, CIK No. 0000874835, File No. 811-06310.

The Annual Reports for certain series of MFS® Variable Insurance Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000918571, File No. 811-08326.

The Annual Report for the Neuberger Berman Genesis Fund of Neuberger Berman Equity Funds is incorporated by reference as filed on Form N-CSR, CIK No. 0000044402, File No. 811-00582.

The Annual Reports for certain portfolios of PIMCO Variable Insurance Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0001047304, File No. 811-08399.

The Annual Report for the Pioneer Mid Cap Value VCT Portfolio of Pioneer Variable Contracts Trust is incorporated by reference as filed on Form N-CSR, CIK No. 0000930709, File No. 811-08786.

The Annual Report for the T. Rowe Price Government Money Fund of T. Rowe Price Government Money Fund, Inc. is incorporated by reference as filed on Form N-CSR, CIK No. 0000316968, File No. 811-02603.

The Annual Report for the T. Rowe Price Growth Stock Fund of T. Rowe Price Growth Stock Fund, Inc. is incorporated by reference as filed on Form N-CSR, CIK No. 0000080257, File No. 811-00579.

The Annual Report for the T. Rowe Price International Stock Fund of T. Rowe Price International Funds, Inc. is incorporated by reference as filed on Form N-CSR, CIK No. 0000313212, File No. 811-02958.

The Annual Report for the Alger Small Cap Growth Portfolio of The Alger Portfolios is incorporated by reference as filed on Form N-CSR, CIK No. 0000832566, File No. 811-05550.

The Annual Reports for certain portfolios of Variable Insurance Products Fund are incorporated by reference as filed on Form N-CSR, CIK No. 0000356494, File No. 811-03329.

The Annual Reports for certain portfolios of Variable Insurance Products Fund II are incorporated by reference as filed on Form N-CSR, CIK No. 0000831016, File No. 811-05511.

The Annual Reports for certain portfolios of Variable Insurance Products Fund III is incorporated by reference as filed on Form N-CSR, CIK No. 0000927384, File No. 811-07205.

The Annual Reports for certain portfolios of Variable Insurance Products Fund V are incorporated by reference as filed on Form N-CSR, CIK No. 0000823535, File No. 811-05361.

Sincerely,

/s/ Michele H. Abate

Michele H. Abate

Vice President and Associate General Counsel

Brighthouse Life Insurance Company

3